                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ J. SITLANI                     San Diego, CA       8/12/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $5,685,763
                                        --------------------
                                            (thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:  NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
-------------------------    --------  --------- -------- ----------------------- ---------- ---------- ----------------------
                              TITLE              VALUE     SHRS OR     SH/   PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER            OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN   CALL   DISCRETION MANAGERS     SOLE    SHARED    NONE
-------------------------    -------- --------- --------  ---------  ----- ------ -------------------- ---------- ------ ----------
ConAgra Foods, Inc.             COM    205887102  $248,771  10,741,400  SH            SOLE              10,741,400
Prudential Financial, Inc.      COM    744320102  $961,424  14,642,464  SH            SOLE              14,642,464
Prudential Financial, Inc.      COM    744320102  $235,437   3,585,700  SH            OTHER                              3,585,700
National Semiconductor Corp.    COM    637640103  $768,252  34,872,989  SH            SOLE              34,872,989
Mellon Financial Corp.          COM    58551A108  $304,571  10,615,940  SH            SOLE              10,615,940
Baxter International Inc.       COM    071813109  $774,302  20,870,686  SH            SOLE              20,870,686
CNF, Inc.                       COM    12612w104  $224,500   5,000,000  SH            SOLE               5,000,000
SPX Corp.                       COM    784635104  $173,104   3,764,765  SH            SOLE               3,764,765
Computer Associates Intl. Inc.  COM    204912109  $653,187  23,769,551  SH            SOLE              23,769,551
Sovereign Bancorp Inc.          COM    845905108  $524,592  23,482,189  SH            SOLE              23,482,189
Ceridian Corp.                  COM    156779100   $76,733   3,939,079  SH            SOLE               3,939,079
Cendant Corp.                   COM    151313103  $135,099   6,039,308  SH            SOLE               6,039,308
Tyco International Ltd.         COM    902124106  $141,620   4,850,000  SH            SOLE               4,850,000
SPDR Trust Series 1             COM    78462F103  $464,170   3,894,694  SH            SOLE               3,894,694